IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

DIREXION SHARES ETF TRUST

Direxion Daily 10-Year Treasury Bull 3X Shares
Direxion Daily 10-Year Treasury Bear 3X Shares
Direxion Daily 30-Year Treasury Bull 3X Shares
Direxion Daily 30-Year Treasury Bear 3X Shares

Supplement dated July 16, 2010 to the
Prospectus dated July 14, 2010

The Board of Trustees of Direxion Shares ETF Trust (“Trust”) has approved a change in names, investment objectives, principal investment strategies, and indices of the following funds (the “Funds”).  Effective on or about September 13, 2010 (the “Effective Date”), the Funds will be renamed as shown in the table below.

Current Fund Name	New Fund Name
Direxion Daily 10-Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Direxion Daily 10-Year Treasury Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 30-Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares
Direxion Daily 30-Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

On the Effective Date, the following corresponding indices will change as shown in the table below:

Current Index Name	New Index Name
NYSE Current 10-Year U.S. Treasury Index	NYSE 7-10 Year Treasury Bond Index
NYSE Current 30-Year U.S. Treasury Index	NYSE 20 Year Plus Treasury Bond Index

The new NYSE indices are multi-security indices that include all qualified U.S. Treasury bonds.  Bonds eligible for inclusion must be:  U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. dollars; and have a maturity of 7-10 years at issuance for the NYSE 7-10 Year Treasury Bond Index and 20 or more at issuance for the NYSE 20 Year Plus Treasury Bond Index.  The new NYSE indices rebalance monthly, after the close of trading on the last business day of each month, with coupons re-invested in the index.  The weighting of the bonds in each index is reset during the rebalance to represent the market value of each issue.

Each Fund is required to provide shareholders with 60 days’ advance notice of a change in principal investment policy.  This Supplement serves as the required notice.

Questions regarding these changes may be directed to the Funds at (800) 476-7523.

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Please retain a copy of this Supplement with your Prospectus